Equity (Details) (USD $)	1 Months Ended				12 Months Ended
	Nov. 30, 2013	Aug. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2013
Shares issued	1,500,000	413,000	4,614,000	1,867,000
Stock value per share	$ 1.00	$ 0.75	$ 0.75	$ 0.75
Proceeds from issuance	$ 1,375,000	$ 285,000	$ 3,077,000	$ 728,000
Convertible debt				671,000
Brokerage commissions		25,000	383,000
Debt conversion shares issued			133,000
Debt conversion, converted instrument, amount			100,000
Issuance of warrants to purchase of common stock	120,000	36,000	475,000		631,087
Warrants, Exercise price	$ 1.00	$ 0.75	$ 0.75
Net offering costs	$ 125,000
Warrants expiration term	5 years	5 years	5 years